LIQUID INSTITUTIONAL RESERVES

                                MONEY MARKET FUND
                           GOVERNMENT SECURITIES FUND
                            TREASURY SECURITIES FUND


    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2000

                                                                    May 22, 2001


Dear Investor,

This is a supplement to the Statement of Additional Information of the above listed funds. The purpose of the supplement is to notify you of the following changes:

o Money Market Fund, Government Securities Fund and Treasury Securities Fund have been renamed "Brinson LIR Money Market Fund," "Brinson LIR Government Securities Fund" and "Brinson LIR Treasury Securities Fund," respectively.

o    PaineWebber Incorporated has been renamed "UBS PaineWebber Inc."

o Mitchell Hutchins Asset Management Inc. has been renamed "Brinson Advisors, Inc."

o The funds' principal underwriter has been changed from UBS PaineWebber Inc. to Brinson Advisors, Inc.

UBS PaineWebber(SM) and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. (UBS PaineWebber is a service mark of UBS AG.)

In addition, the text on pp. 17-18 under the heading "Investment Advisory, Administration and Distribution Arrangements -- Financial Intermediaries" is replaced in its entirety with the following:

          FINANCIAL INTERMEDIARIES. Financial intermediaries (such as banks, trust companies, brokers and investment advisers) may purchase Financial Intermediary shares of Money Market Fund and Treasury Securities Fund for the benefit of their customers. Customers of financial intermediaries also may purchase Institutional shares of Government Securities Fund. The Trust has adopted a shareholder services plan with respect to the Financial Intermediary shares of Money Market Fund and Treasury Securities Fund ("Financial Intermediary Shares Plan") and has also adopted a separate shareholder services plan with respect to the Institutional shares of Government Securities Fund ("Government Securities Fund Plan").

                                                                    Item #ZS-103
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          Each Plan requires that Brinson Advisors provide to the board at least annually a written report of the amounts expended by Brinson Advisors under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with Brinson Advisors in providing information to the board with respect to amounts expended and services provided under the service agreement. Each Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to a Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

          Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and Brinson Advisors might be required to alter or discontinue their arrangements with financial intermediaries that are banks and change their method of operations with respect to shares of the Funds. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per share of any Fund or result in a financial loss to any shareholder.

          Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund or Brinson Advisors resulting from fiduciary funds being invested in shares of the funds. Before investing fiduciary funds in fund shares, financial intermediaries, including investment advisers and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

          The service agreements require a financial intermediary to comply with laws regarding the disclosure to its customers of the compensation payable to it under the Plans and any other compensation payable to it in connection with the investment of its customers' assets in shares of the funds. Financial intermediaries providing services to owners of fund shares in certain states may be required to be registered as dealers under the laws of those states.

          FINANCIAL INTERMEDIARY SHARES PLAN. Brinson Advisors implements the Financial Intermediary Shares Plan by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares on behalf of its customers. That agreement requires the financial intermediary to provide support services to its customers who are the beneficial owners of the Financial Intermediary shares.

          Under the Financial Intermediary Shares Plan, Money Market Fund and Treasury Securities Fund each pays Brinson Advisors a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, Brinson Advisors pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with Brinson Advisors; (ii) providing customers with a service that invests the assets of their


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

     accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as Brinson Advisors or a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.

          During the fiscal year ended April 30, 2000, under a prior similar shareholder services plan with UBS PaineWebber that applied to all three funds, the Trust made payments through UBS PaineWebber to financial intermediaries with respect to Financial Intermediary shares in the amount of $66,100 for Money Market Fund. No other fund made any payments to UBS PaineWebber under the Plan during this period because no other fund had any outstanding Financial Intermediary shares.

          GOVERNMENT SECURITIES FUND PLAN. Brinson Advisors implements the Government Securities Fund Plan by entering into a service agreement with each financial intermediary through which an investor purchases Institutional shares of Government Securities Fund. That agreement requires the financial intermediary to provide support services to its customers who purchase Institutional shares.

          Under the Government Securities Fund Plan, Government Securities Fund pays Brinson Advisors a monthly fee at the annual rate of 0.10% of the average daily net asset value of the Institutional shares owned by the customers of a financial intermediary that has entered into a service agreement with Brinson Advisors. Under each service agreement, Brinson Advisors pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) assisting customers in changing dividend options, account designations and addresses; (ii) aggregating and/or processing purchase and redemption requests from customers and placing purchase and redemption orders with Brinson Advisors or the Fund's transfer agent; (iii) transmitting and reciving funds in connection with customer orders to purchase and redeem shares; (iv) processing dividend payments on behalf of customers; (v) providing information periodically to customers showing their positions in Institutional shares; (vi) arranging for bank wires; (vii) responding to customer inquiries regarding account status and history, the manner in which purchases and redemptions of Institutional shares may be made and other matters pertaining to the operation of their accounts; (viii) providing sub-accounting with respect to Institutional shares owned by customers or the information necessary for sub-accounting;
     (ix) forwarding communications from the Trust (for example, proxies, shareholder reports and dividend, distribution and tax notices) to customers; (x) providing the necessary personnel and facilities to establish and maintain shareholder accounts and records; and (xi) such other similar services as Brinson Advisors or a customer may reasonably request from time to time to the extent the financial intermediary is permitted to perform such services under federal and state statutes, rules and regulations.

For more information on your fund, please contact Brinson Advisors or your financial intermediary.


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